UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2015

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 14.6%
Auto Components - 1.6%
Johnson Controls, Inc.	40,100	$2,037,481

Automobiles - 1.0%
Harley-Davidson, Inc.	20,300	1,290,471

Distributors - 0.7%
LKQ Corp. (a)	34,675	852,138

Household Durables - 1.8%
D.R. Horton, Inc.	30,925	844,562
Jarden Corp. (a)	27,290	1,448,280
		2,292,842
Leisure Products - 0.6%
Brunswick Corp.	13,850	751,224

Media - 3.3%
The Walt Disney Co.	9,175	954,934
Time Warner Inc.	11,975	980,274
Viacom Inc. Class B	32,725	2,288,786
		4,223,994
Multiline Retail - 3.3%
Kohl's Corp.	26,885	1,984,113
Target Corp.	28,910	2,221,155
		4,205,268
Specialty Retail - 1.8%
Bed Bath & Beyond Inc. (a)	22,175	1,655,585
Lumber Liquidators Holdings, Inc. (a)	11,400	591,204
		2,246,789
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	5,025	640,889

Consumer Staples - 5.9%
Beverages - 0.7%
PepsiCo, Inc.	9,400	930,412

Food & Staples Retailing - 4.5%
CVS Health Corp.	12,300	1,277,601
Walgreen Boots Alliance, Inc.	30,775	2,556,787
Wal-Mart Stores, Inc.	22,650	1,901,014
		5,735,402
Household Products - 0.7%
The Procter & Gamble Co.	10,550	898,122

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 12.6%
Energy Equipment & Services - 1.9%
Helmerich & Payne, Inc.	9,500	$637,070
Schlumberger Ltd.	21,369	1,798,415
		2,435,485
Oil, Gas & Consumable Fuels - 10.7%
Apache Corp.	20,575	1,354,658
Chevron Corp.	25,795	2,751,811
Devon Energy Corp.	26,450	1,629,055
EOG Resources, Inc.	13,725	1,231,407
Exxon Mobil Corp.	45,370	4,017,060
Noble Energy, Inc.	27,125	1,281,114
PetroChina Co. Ltd. ADR	11,750	1,367,348
		13,632,453
Financials - 16.7%
Banks - 11.7%
Associated Banc-Corp	72,615	1,353,544
Bank of America Corp.	176,950	2,797,579
CIT Group Inc.	34,550	1,597,937
Citigroup Inc.	51,000	2,673,420
First Horizon National Corp.	103,485	1,478,801
JPMorgan Chase & Co.	42,775	2,621,252
PNC Financial Services Group, Inc.	11,505	1,058,000
SunTrust Banks, Inc.	16,750	686,750
Zions Bancorporation	24,375	651,666
		14,918,949
Capital Markets - 2.5%
Northern Trust Corp.	19,195	1,340,387
State Street Corp.	25,200	1,876,140
		3,216,527
Consumer Finance - 0.5%
Discover Financial Services	10,620	647,608

Insurance - 1.1%
Aflac, Inc.	21,460	1,335,885

Real Estate Investment Trusts - 0.9%
DiamondRock Hospitality Co.	42,475	615,038
Host Hotels & Resorts Inc.	26,150	549,150
		1,164,188

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.5%
Biotechnology - 3.9%
Amgen Inc.	7,940	$1,252,297
Celgene Corp. (a)	16,250	1,974,862
Exact Sciences Corp. (a)	78,900	1,772,883
		5,000,042
Health Care Equipment & Supplies - 3.1%
Baxter Int'l. Inc.	17,710	1,224,647
Hologic, Inc. (a)	46,425	1,503,241
ResMed Inc.	9,675	622,683
Zimmer Holdings, Inc.	5,350	644,087
		3,994,658
Health Care Providers & Services - 4.5%
Express Scripts Holding Co. (a)	30,600	2,594,574
Hanger, Inc. (a)	44,700	1,157,283
McKesson Corp.	8,860	2,026,282
		5,778,139
Pharmaceuticals - 1.0%
Johnson & Johnson	12,360	1,267,024

Industrials - 11.3%
Air Freight & Logistics - 1.0%
FedEx Corp.	7,475	1,322,926

Building Products - 1.6%
Masco Corp.	79,900	2,092,581

Electrical Equipment - 4.1%
ABB Ltd. ADR	104,075	2,226,164
Emerson Electric Co.	25,825	1,495,784
Rockwell Automation, Inc.	12,525	1,465,926
		5,187,874
Industrial Conglomerates - 3.1%
General Electric Co.	101,750	2,644,482
3M Co.	7,570	1,276,681
		3,921,163
Machinery - 1.5%
Illinois Tool Works Inc.	12,975	1,282,709
Ingersoll-Rand PLC	10,075	676,939
		1,959,648

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 24.7%
Communications Equipment - 6.3%
Cisco Systems, Inc.	92,185	$2,720,379
JDS Uniphase Corp. (a)	196,535	2,706,287
Qualcomm, Inc.	35,830	2,598,033
		8,024,699
Electronic Equipment, Instruments & Components - 1.7%
Corning Inc.	72,675	1,773,270
Maxwell Technologies, Inc. (a)	43,697	329,475
		2,102,745
Internet Software & Services - 3.0%
eBay Inc. (a)	18,570	1,075,389
Google Inc. Class A (a)	4,945	2,782,205
		3,857,594
IT Services - 1.7%
Alliance Data Systems Corp. (a)	3,425	953,897
Visa Inc. Class A	4,670	1,267,018
		2,220,915
Semiconductors & Semiconductor Equipment - 5.6%
Altera Corp.	34,675	1,283,322
Broadcom Corp. Class A (a)	35,515	1,606,343
Intel Corp.	35,225	1,171,231
Linear Technology Corp.	19,570	942,980
Maxim Integrated Products, Inc.	27,955	961,512
NXP Semiconductors N.V. (a)	14,200	1,205,509
		7,170,897
Software - 4.4%
Microsoft Corp.	81,151	3,558,471
Oracle Corp.	46,250	2,026,675
		5,585,146
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	47,475	1,373,926
Hewlett-Packard Co.	34,700	1,208,948
		2,582,874
Materials - 1.4%
Metals & Mining - 1.4%
Freeport-McMoRan Inc.	83,825	1,813,135

TOTAL COMMON STOCKS (COST $106,043,238)		127,338,187

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.074% (b)	82	$82

Total Money Market Funds		82

TOTAL SHORT-TERM INVESTMENTS (COST $82)		82

TOTAL INVESTMENTS - 99.7% (COST $106,043,320)		127,338,269

NET OTHER ASSETS AND LIABILITIES - 0.3%		368,562

NET ASSETS - 100.0%		$127,706,831

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2015.

ADR:	American Depositary Receipt
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At February 28, 2015, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$106,279,949
Unrealized appreciation	$23,844,609
Unrealized depreciation	$(2,786,289)
Net unrealized appreciation (depreciation)	$21,058,320

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 21.0%
Automobiles - 1.3%
Harley-Davidson, Inc.	8,200	$521,274

Distributors - 1.3%
LKQ Corp. (a)	21,420	526,396

Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	10,075	644,800

Household Durables - 3.7%
D.R. Horton, Inc.	22,700	619,937
Jarden Corp. (a)	17,043	904,472
		1,524,409
Leisure Products - 1.2%
Brunswick Corp.	9,275	503,076

Multiline Retail - 3.4%
Kohl's Corp.	12,610	930,618
Nordstrom, Inc.	5,800	466,494
		1,397,112
Specialty Retail - 5.0%
Bed Bath & Beyond Inc. (a)	10,180	760,039
Chico's FAS, Inc.	19,725	359,587
Lumber Liquidators Holdings, Inc. (a)	8,450	438,217
Urban Outfitters, Inc. (a)	13,100	510,376
		2,068,219
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	11,055	481,445
Hanesbrands, Inc.	5,415	690,629
Michael Kors Holdings Ltd. (a)	4,575	308,401
		1,480,475
Consumer Staples - 2.8%
Food & Staples Retailing - 1.2%
The Fresh Market, Inc. (a)	13,375	509,053

Food Producers - 1.6%
Ingredion Inc.	2,775	228,133
The J. M. Smucker Co.	3,887	448,365
		676,498

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 5.0%
Energy Equipment & Services - 2.1%
Cameron Int'l. Corp. (a)	6,125	$288,365
FMC Technologies, Inc. (a)	6,625	264,536
Helmerich & Payne, Inc.	4,785	320,882
		873,783
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp.	11,025	170,336
Denbury Resources Inc.	6,710	56,364
Murphy Oil Corp.	5,101	259,590
Noble Energy, Inc.	14,825	700,185
		1,186,475
Financials - 18.8%
Banks - 8.4%
Associated Banc-Corp	39,255	731,713
CIT Group Inc.	17,080	789,950
First Horizon National Corp.	62,270	889,838
Regions Financial Corp.	21,535	206,951
SunTrust Banks, Inc.	10,495	430,295
Zions Bancorporation	15,410	411,986
		3,460,733
Capital Markets - 2.9%
Eaton Vance Corp.	10,920	459,732
Northern Trust Corp.	10,855	758,005
		1,217,737
Consumer Finance - 1.2%
Discover Financial Services	8,029	489,608

Insurance - 1.7%
Cincinnati Financial Corp.	6,190	326,584
Unum Group	11,555	387,786
		714,370
Real Estate Investment Trusts - 3.7%
Annaly Capital Management Inc.	36,675	389,489
DiamondRock Hospitality Co.	26,450	382,996
Host Hotels & Resorts Inc.	17,835	374,535
LaSalle Hotel Properties	9,520	370,518
		1,517,538
Thrifts & Mortgage Finance - 0.9%
Flagstar Bancorp, Inc. (a)	26,025	384,910

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 15.4%
Biotechnology - 2.1%
Exact Sciences Corp. (a)	30,350	$681,964
Myriad Genetics, Inc. (a)	5,225	178,016
		859,980
Health Care Equipment & Supplies - 6.1%
Hologic, Inc. (a)	20,025	648,409
Masimo Corp. (a)	6,750	198,923
Natus Medical Inc. (a)	8,075	289,004
ResMed Inc.	10,496	675,523
Thoratec Corp. (a)	8,000	325,760
Zimmer Holdings, Inc.	3,375	406,316
		2,543,935
Health Care Providers & Services - 5.1%
Catamaran Corp. (a)	9,575	478,271
Hanger, Inc. (a)	36,525	945,632
McKesson Corp.	1,365	312,176
Patterson Cos., Inc.	7,880	394,591
		2,130,670
Health Care Technology - 1.3%
MedAssets Inc. (a)	28,190	541,530

Life Sciences Tools & Services - 0.8%
Fluidigm Corp. (a)	7,200	318,240

Industrials - 12.7%
Air Freight & Logistics - 1.4%
Expeditors Int'l. of Washington, Inc.	11,900	574,770

Building Products - 2.4%
Masco Corp.	25,225	660,643
USG Corp. (a)	11,275	317,842
		978,485
Electrical Equipment - 3.0%
Regal-Beloit Corp.	7,405	577,146
Rockwell Automation, Inc.	5,600	655,424
		1,232,570
Machinery - 5.2%
Allison Transmission Holdings, Inc.	13,325	424,002
Ingersoll-Rand PLC	10,000	671,900
Mueller Water Products, Inc. Class A	33,700	308,692
SPX Corp.	8,325	742,007
		2,146,601
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	1,238	293,295

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 19.0%
Communications Equipment - 3.9%
Aruba Networks, Inc. (a)	28,000	$694,680
JDS Uniphase Corp. (a)	66,606	917,165
		1,611,845
Electronic Equipment, Instruments & Components - 1.2%
InvenSense Inc. (a)	14,875	247,966
Maxwell Technologies, Inc. (a)	34,397	259,353
		507,319
Internet Software & Services - 1.0%
Liquidity Services, Inc. (a)	40,675	401,869

IT Services - 2.2%
Alliance Data Systems Corp. (a)	1,950	543,094
Fiserv, Inc. (a)	4,944	385,978
		929,072
Semiconductors & Semiconductor Equipment - 8.2%
Altera Corp.	11,225	415,437
Broadcom Corp. Class A (a)	18,030	815,497
Cavium Inc. (a)	6,500	445,185
Linear Technology Corp.	9,690	466,913
Maxim Integrated Products, Inc.	18,066	621,380
NXP Semiconductors N.V. (a)	7,475	634,590
		3,399,002
Software - 1.2%
Electronic Arts Inc. (a)	3,715	212,424
Take-Two Interactive Software, Inc. (a)	10,735	284,370
		496,794
Technology Hardware, Storage & Peripherals - 1.3%
Silicon Graphics Int'l. Corp. (a)	22,800	210,444
Stratasys Ltd. (a)	2,700	167,562
3D Systems Corp. (a)	5,350	163,015
		541,021
Materials - 3.8%
Chemicals - 2.8%
Ecolab Inc.	4,606	532,177
Int'l. Flavors & Fragrances Inc.	5,160	629,159
		1,161,336
Metals & Mining - 1.0%
Lundin Mining Corp. (a)	41,600	181,168
Stillwater Mining Co. (a)	14,800	214,600
		395,768
Utilities - 1.4%
Multi-Utilities - 1.4%
MDU Resources Group, Inc.	14,300	318,890
SCANA Corp.	4,850	276,208
		595,098

TOTAL COMMON STOCKS (COST $33,102,252)		41,355,666

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.2%

Money Market Funds - 0.2%
Fidelity Money Market Portfolio Class I, 0.074% (b)	74,647	$74,647

Total Money Market Funds		74,647

TOTAL SHORT-TERM INVESTMENTS (COST $74,647)		74,647

TOTAL INVESTMENTS - 100.1% (COST $33,176,899)		41,430,313

NET OTHER ASSETS AND LIABILITIES - (0.1%)		(42,642)

NET ASSETS - 100.0%		$41,387,671

(a)	Non-income producing security.
(b)	Represents the 7-day yield at February 28, 2015.

N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At February 28, 2015, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$33,302,341
Unrealized appreciation	$9,736,508
Unrealized depreciation	$(1,608,536)
Net unrealized appreciation (depreciation)	$8,127,972

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS - 96.6%

Asset-Backed Securities - 9.5%
America West Airlines
7.930% due 1/2/2019, Series 1999-1	8,756,468	$9,654,006
8.057% due 7/2/2020, Series 2000-1	30,818	35,132
7.100% due 4/2/2021, Series 2001-1	5,933,730	6,601,274

American Airlines
7.000% due 1/31/2018, Series 2011-1 B (e)	10,315,130	11,114,553

Ameritech Capital Funding Corp.
9.100% due 6/1/2016	3,178	3,414

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (e)	39,501,000	40,338,421

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	5,113,769	5,574,009

Beaver Valley II Funding
9.000% due 6/1/2017	2,000	2,160

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 (e)	45,621,195	48,928,732
5.625% due 6/20/2020, Series 2013-1 B (e)	95,022	101,912

Bvps II Funding Corp.
8.890% due 6/1/2017	18,000	19,168

Continental Airlines
9.000% due 7/8/2016, Series 2009-1	643,266	702,768
6.748% due 3/15/2017, Series 1998-1 B	104,046	108,853
6.648% due 9/15/2017, Series 1998-1 A	2,652,690	2,733,863
6.900% due 1/2/2018, Series 1997-4 A	330,840	346,125
6.820% due 5/1/2018, Series 1998-3 A-1	160,152	172,164
6.000% due 1/12/2019, Series 2010-1 B	2,371,185	2,477,888
7.256% due 3/15/2020, Series 1999-2 A-1	41,343	46,097
5.500% due 10/29/2020, Series 2012-2 B	8,634,003	9,173,628

Delta Air Lines
6.750% due 11/23/2015, Series 2010-2 B (e)	37,426,000	38,829,475
6.375% due 1/2/2016, Series 2010-1 B (e)	13,453,000	13,957,487
9.750% due 12/17/2016, Series 2009-1 B	771,076	869,388
6.821% due 8/10/2022, Series 2007-1 A	9,298,937	10,972,746
6.718% due 1/2/2023, Series 2002-1 G-1	4,074	4,706

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1B (e)	41,959,673	43,638,060
6.125% due 11/30/2019, Series 2013-1B (e)	6,837,024	7,110,505

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (e)	29,687,013	31,216,251

Express Pipeline LP
7.390% due 12/31/2017 (e)	1,486,000	1,579,725

Federal Express Corp.
7.020% due 1/15/2016, Series 1998	798,673	840,603
7.840% due 1/30/2018, Series 1996	245,973	270,570

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (e)	1,590,480	1,750,199

General American Railcar
6.690% due 9/20/2016, Series 1997-1 (e)	145,648	151,911
7.760% due 8/20/2018, Series III (e)	671,098	771,763

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
Hidden Ridge Facility
5.650% due 1/1/2022 (e)	4,327,103	$4,575,142

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (e)	252,269	257,805

Midwest Family Housing LLC
5.168% due 7/1/2016 (e)	100,000	100,585

Northwest Airlines
7.691% due 4/1/2017, Series 2001-1 B	86,725	94,096
8.028% due 11/1/2017, Series 2007-1 B	101,684	114,202
7.575% due 3/1/2019, Series 1999-2 A	1,162,432	1,301,924
7.150% due 10/1/2019, Series 2000-1 G (b)	29,405	31,022
7.027% due 11/1/2019, Series 2007-1 A	12,665,715	14,746,692
6.264% due 11/20/2021, Series 2002-1 G-2	670,998	730,113
7.041% due 4/1/2022, Series 2001-1 A-1	397,287	465,819

United Air Lines
10.400% due 11/1/2016, Series 2009-1	2,520,324	2,781,681

US Airways
8.360% due 1/20/2019, Series 1999-1A	95,657	104,744
8.000% due 10/1/2019, Series 2012-1 B	4,477,311	5,059,362

Virgin Australia Trust
5.000% due 10/23/2023, Series 2013-1A (e)	262,011	275,111

Total Asset-Backed Securities		320,735,854

Convertible Bonds - 0.2%

Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,309,000

Total Convertible Bonds		7,309,000

Corporate Bonds - 81.8%
Air Lease Corp.
4.500% due 1/15/2016	30,160,000	30,914,000
5.625% due 4/1/2017	34,210,000	36,604,700

Alcoa Inc.
5.550% due 2/1/2017	118,000	126,404
6.750% due 7/15/2018	17,576,000	19,902,465

Aluminum Company of America
6.500% due 6/15/2018	25,301,000	27,976,252

Ameriprise Financial, Inc.
7.518% due 6/1/2066 (b)	2,329,000	2,439,628

Astoria Financial Corp.
5.000% due 6/19/2017	57,301,000	60,665,600

Aviation Capital Group Corp.
3.875% due 9/27/2016 (e)	1,639,000	1,678,344
4.625% due 1/31/2018 (e)	1,080,000	1,128,765

Avnet, Inc.
6.625% due 9/15/2016	551,000	592,926

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Avon Products, Inc.
5.750% due 3/1/2018	9,683,000	$9,876,660
6.500% due 3/1/2019	66,202,000	66,533,010
4.600% due 3/15/2020	500,000	465,415

Bank of America Corp.
4.250% due 5/15/2015	37,000	36,955
3.572% due 11/2/2015 (b)	70,000	70,252
5.250% due 12/1/2015	766,000	788,696
1.111% due 10/9/2024 (b)	35,000,000	34,868,750

Baxter Int'l. Inc.
4.625% due 3/15/2015	1,000,000	1,000,728

BioMed Realty, L.P.
3.850% due 4/15/2016	2,240,000	2,305,753

BMC Software, Inc.
7.250% due 6/1/2018	26,928,000	25,850,880

Boston Scientific Corp.
6.250% due 11/15/2015 (b)	3,358,000	3,481,752

Carpenter Technology Corp.
6.990% due 4/20/2018	415,000	450,981
7.060% due 5/21/2018	500,000	540,057
7.030% due 5/22/2018	8,000	8,634

Caterpillar Financial Services Corp.
1.550% due 6/15/2015	101,000	100,960

Centel Capital Corp.
9.000% due 10/15/2019	10,000	12,016

CenterPoint Energy, Inc.
6.850% due 6/1/2015	254,000	257,820

Centrais Eletricas Brasileiras S.A.
6.875% due 7/30/2019 (e)	32,373,000	31,651,082
6.875% due 7/30/2019 (e)	1,345,000	1,315,007
5.750% due 10/27/2021 (e)	16,365,000	14,728,500

Citigroup, Inc.
5.350% due 5/15/2023 (b) (d)	4,150,000	3,987,860
1.036% due 10/15/2024 (b)	35,000,000	34,812,750

Cliffs Natural Resources Inc.
5.950% due 1/15/2018 (b)	6,263,000	5,605,385
5.900% due 3/15/2020	61,404,000	43,596,840

CNA Financial Corp.
6.950% due 1/15/2018	605,000	683,931

Coca-Cola HBC Finance B.V.
5.500% due 9/17/2015	176,000	179,907

Columbia Property Trust
5.875% due 4/1/2018	130,000	137,034

Commercial Net Lease Realty, Inc.
6.150% due 12/15/2015	443,000	459,300

CommonWealth REIT
5.875% due 9/15/2020	17,777,000	19,664,437

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Computer Sciences Corp.
6.500% due 3/15/2018	18,933,000	$20,866,097

Continental Resources, Inc.
7.375% due 10/1/2020	5,927,000	6,252,985
7.125% due 4/1/2021	4,849,000	5,091,450

Con-way Inc.
7.250% due 1/15/2018	10,589,000	11,988,739

Copano Energy, LLC
7.125% due 4/1/2021	2,722,000	2,943,965

Countrywide Financial Corp.
6.250% due 5/15/2016	952,000	1,005,741
5.250% due 5/27/2020	379,000	377,727
6.000% due 8/26/2020 (c)	140,000	137,218

Countrywide Home Loans, Inc.
6.000% due 1/24/2018	1,112,000	1,106,903
5.500% due 5/16/2018	249,000	245,148

CRH America, Inc.
4.125% due 1/15/2016	734,000	752,711

Crown Castle Towers LLC
3.214% due 8/15/2015 (e)	3,650,000	3,683,164

Darden Restaurants, Inc.
6.450% due 10/15/2017 (b)	6,635,000	7,370,822

Dayton Hudson Corp.
9.520% due 6/10/2015	90,000	91,543

Denali Borrower LLC / Denali Finance Corp.
5.625% due 10/15/2020 (e)	22,118,000	23,555,670

Deutsche Bank Financial LLC
5.375% due 3/2/2015	158,000	158,000

Development Bank of Kazakhstan
6.500% due 6/3/2020 (e)	4,055,000	4,156,375
4.125% due 12/10/2022 (e)	30,130,000	25,818,397

Discover Financial Services
6.450% due 6/12/2017	590,000	648,255
10.250% due 7/15/2019	11,200,000	14,307,014

Dominion Resources, Inc.
7.500% due 6/30/2066 (b)	18,248,000	18,883,030

Domtar Corp.
7.125% due 8/15/2015	248,000	254,497
9.500% due 8/1/2016	885,000	972,311
10.750% due 6/1/2017	33,419,000	39,326,811

Dow Chemical Co.
2.850% due 5/15/2016	18,000	17,899
2.900% due 5/15/2016	200,000	199,463
2.350% due 8/15/2016	20,000	19,950

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,959,000	7,104,172

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
El Paso Corp.
7.000% due 6/15/2017	2,902,000	$3,211,934

Embraer Overseas Ltd.
6.375% due 1/24/2017	10,396,000	11,019,760

Entergy Corp.
3.625% due 9/15/2015	1,204,000	1,219,887

Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	9,613,000	9,705,246

Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	8,692,000	8,952,760

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,301,789
5.950% due 8/15/2020	6,239,000	7,007,514

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	2,028,000	2,102,065
7.375% due 4/15/2018	29,666,500	33,375,257
5.800% due 5/15/2021 (e)	12,040,000	12,807,345

Fidelity National Financial, Inc.
6.600% due 5/15/2017	16,009,000	17,521,082

Fifth Third Bancorp
4.900% due 9/30/2019 (b) (d)	59,690,000	57,899,300

First Midwest Bancorp, Inc.
5.875% due 11/22/2016	1,175,000	1,242,010

Fortune Brands, Inc.
5.375% due 1/15/2016	10,000	10,378

Frontier Oil Corp.
6.875% due 11/15/2018	27,648,000	28,512,000

Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016 (e)	7,000,000	7,008,750
8.146% due 4/11/2018 (e)	4,500,000	4,520,340
9.250% due 4/23/2019 (e)	30,596,000	31,360,900
9.250% due 4/23/2019 (e)	30,000,000	30,750,000

GE Capital Trust I
6.375% due 11/15/2067 (b)	20,107,000	21,891,496

General Electric Capital Corp.
5.000% due 4/15/2016	45,000	47,274
0.635% due 5/5/2026 (b)	613,000	572,236
6.375% due 11/15/2067 (b)	51,298,000	55,796,835

Genworth Financial Inc.
8.625% due 12/15/2016	8,264,000	8,931,120
6.515% due 5/22/2018	19,488,000	20,263,837
7.700% due 6/15/2020	8,418,000	8,931,633
7.200% due 2/15/2021	423,000	440,978

GFI Group Inc.
10.375% due 7/19/2018 (b)	51,953,000	57,667,830

Goldman Sachs Group, Inc.
1.257% due 2/19/2018 (b)	5,000,000	4,985,200
2.000% due 6/17/2023 (b)	1,764,000	1,703,557

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	$32,968

Harsco Corp.
5.750% due 5/15/2018	23,184,000	24,401,160

HCP, Inc.
7.072% due 6/8/2015	188,000	191,044

Hiland Partners, LP
7.250% due 10/1/2020 (e)	1,200,000	1,311,000

Hillshire Brands Co.
2.750% due 9/15/2015	219,000	221,250

Horace Mann Educators Corp.
6.850% due 4/15/2016	9,258,000	9,823,645

Hospira, Inc.
6.050% due 3/30/2017	11,186,000	12,257,026

Hospitality Properties Trust
6.300% due 6/15/2016	1,598,000	1,658,778
5.625% due 3/15/2017	11,508,000	12,291,637
6.700% due 1/15/2018	5,007,000	5,516,432

Host Hotels & Resorts LP
5.875% due 6/15/2019	4,155,000	4,326,161
6.000% due 11/1/2020	4,535,000	4,797,667

HRPT Properties Trust
5.750% due 11/1/2015	510,000	513,684
6.250% due 8/15/2016	4,640,000	4,830,416
6.250% due 6/15/2017	5,678,000	6,093,499
6.650% due 1/15/2018	33,478,000	36,693,160

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,079,409

International Game Technology
7.500% due 6/15/2019	5,888,000	6,296,398

International Lease Finance Corp.
6.750% due 9/1/2016 (e)	38,306,000	40,700,125

ITT Hartford Financial Services Group, Inc.
7.300% due 11/1/2015	144,000	149,781

J.C. Penney Corp, Inc.
6.875% due 10/15/2015	2,438,000	2,511,140

Jabil Circuit, Inc.
7.750% due 7/15/2016	2,779,000	2,987,425
8.250% due 3/15/2018	71,065,000	82,080,075

John Hancock Life Ins. Co.
5.450% due 9/15/2015	201,000	204,861
5.450% due 10/15/2015	29,000	29,601
5.500% due 11/15/2015	75,000	76,948
5.250% due 12/15/2015	25,000	25,800
5.500% due 12/15/2015	25,000	25,776
5.000% due 4/15/2016	60,000	62,566

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
JPMorgan Chase & Co.
7.900% due 4/30/2018 (b) (d)	78,324,000	$84,296,205
5.250% due 5/15/2018	65,000	64,190
5.250% due 3/15/2019	20,000	19,736

Kinder Morgan Inc.
7.000% due 2/1/2018	22,258,000	24,684,567

Lexmark International, Inc.
6.650% due 6/1/2018	4,096,000	4,525,867

LG&E and KU Energy LLC
2.125% due 11/15/2015 (e)	150,000	151,213

Life Technologies Corp.
3.500% due 1/15/2016	370,000	377,880

Lincoln National Corp.
7.000% due 5/17/2066 (b)	24,485,000	23,750,450
6.050% due 4/20/2067 (b)	13,155,000	12,752,128

Macy's Retail Holdings Inc.
8.125% due 8/15/2035	298,000	308,205

Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	14,173,000	14,642,084
5.629% due 12/1/2021 (b)	1,002,000	1,043,333

Masco Corp.
4.800% due 6/15/2015	15,270,000	15,385,319
6.125% due 10/3/2016	8,803,000	9,397,203
5.850% due 3/15/2017	3,792,000	4,066,920
6.625% due 4/15/2018	13,441,000	14,717,895

MBIA Inc.
6.400% due 8/15/2022	72,824,000	72,459,880

Merrill Lynch & Co.
8.400% due 11/1/2019	310,000	385,219

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (e)	4,665,000	5,073,188

Morgan Stanley
6.250% due 7/8/2019 (c)	201,000	204,029
3.322% due 4/1/2021 (b)	130,000	129,415

MPT Operating Partnership, L.P.
6.875% due 5/1/2021	4,700,000	5,070,125

Mylan Inc.
7.875% due 7/15/2020 (e)	11,945,000	12,636,018

National City Bank of Indiana
4.250% due 7/1/2018	200,000	214,147

National Retail Properties Inc.
6.875% due 10/15/2017	1,273,000	1,427,712

National Rural Utilities
7.200% due 10/1/2015	50,000	51,869
7.200% due 10/1/2015	80,000	82,753

Nationwide Building Society
5.000% due 8/1/2015 (e)	250,000	253,377

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Navient Corp.
5.250% due 9/15/2015	75,000	$74,414
5.250% due 3/15/2019	42,000	41,733

NCNB Corp.
10.200% due 7/15/2015	329,000	340,152

NET Servicos de Comunicacao S.A.
7.500% due 1/27/2020	51,310,000	52,874,955

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	105,748

Noble Drilling Corp.
7.500% due 3/15/2019	2,441,000	2,628,535

Noble Holding Int'l. Ltd.
3.450% due 8/1/2015	502,000	506,120
4.900% due 8/1/2020	3,229,000	3,086,950

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	201,161

Odyssey Re Holdings Corp.
6.875% due 5/1/2015	72,000	72,633

Omega Healthcare Investors, Inc.
6.750% due 10/15/2022	17,210,000	18,156,550

Owens Corning
6.500% due 12/1/2016	217,000	233,824

Pemex Project Funding Master Trust
9.250% due 3/30/2018	20,000	23,508

Petrobras Energia S.A.
5.875% due 5/15/2017 (e)	13,500,000	12,825,000
5.875% due 5/15/2017 (e)	24,549,000	23,321,550

Petrobras Int'l. Finance Co. S.A.
8.375% due 12/10/2018	727,000	738,814
7.875% due 3/15/2019	21,903,200	22,175,238
5.750% due 1/20/2020	11,320,000	10,442,360
5.375% due 1/27/2021	1,865,000	1,678,090

Pitney Bowes Inc.
4.750% due 1/15/2016	268,000	276,388
5.250% due 1/15/2037	2,821,000	3,015,838

Plains Exploration & Production Co.
6.125% due 6/15/2019	12,983,000	13,632,150
6.500% due 11/15/2020	17,827,000	18,885,389
6.625% due 5/1/2021	30,335,000	31,927,587
6.750% due 2/1/2022	14,445,000	15,239,475
6.875% due 2/15/2023	2,364,000	2,523,570

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	15,976,000	17,762,117

Plum Creek Timberlands LP
5.875% due 11/15/2015	50,000	51,631

PNC Financial Services Group
6.750% due 8/1/2021 (b) (d)	34,389,000	38,068,623

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
PNM Resources Inc.
9.250% due 5/15/2015	2,827,000	$2,872,512

PPF Funding, Inc.
5.625% due 1/15/2017 (e)	245,000	258,268

Principal Life Income Funding Trusts
3.202% due 4/1/2016 (b)	50,000	50,869

Prologis, Inc.
6.875% due 3/15/2020	69,000	81,459

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,206,500

Prudential Financial, Inc.
5.250% due 5/15/2015	15,000	15,095
8.875% due 6/15/2038 (b)	9,230,000	10,937,550

QVC Inc.
7.375% due 10/15/2020 (e)	32,109,000	33,473,632

Regions Bank / Birmingham AL
7.500% due 5/15/2018	3,103,000	3,588,734

Regions Financial Corp.
5.750% due 6/15/2015	5,415,000	5,484,745

Reinsurance Group of America, Inc.
6.750% due 12/15/2065 (b)	33,768,000	33,725,790

Rogers Communications Inc.
6.750% due 3/15/2015	6,000	6,012

Russian Agricultural Bank OJSC via RSHB Capital S.A.
5.298% due 12/27/2017 (e)	10,000,000	8,896,800
5.298% due 12/27/2017 (e)	2,000,000	1,779,360
7.750% due 5/29/2018 (e)	5,000,000	4,655,000

Russian Railways via RZD Capital PLC
5.739% due 4/3/2017 (e)	5,745,000	5,602,179
5.700% due 4/5/2022 (e)	31,200,000	26,446,992

Seagate HDD Cayman
6.875% due 5/1/2020	71,876,000	74,751,040
7.000% due 11/1/2021	2,569,000	2,813,055

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)	8,000,000	8,582,808

Select Income REIT
2.850% due 2/1/2018	17,420,000	17,489,366

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (e)	33,300,000	36,630,000

SESI LLC
6.375% due 5/1/2019	30,286,000	30,437,430
7.125% due 12/15/2021	47,391,000	47,509,477

Skyway Concession Co. LLC
0.537% due 6/30/2017 (b) (e)	17,825,000	16,933,750

SL Green Realty Corp.
5.000% due 8/15/2018	16,215,000	17,409,737

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
SLM Corp.
5.000% due 6/15/2018	168,000	$168,420
5.500% due 3/15/2019	800,000	777,981
6.000% due 3/15/2019 (c)	110,000	106,421
6.600% due 3/15/2019 (c)	375,000	367,600
5.190% due 4/24/2019	731,000	731,914
3.572% due 5/3/2019 (b)	217,000	203,240
5.000% due 6/15/2019	158,000	156,306
5.000% due 6/15/2019	48,000	47,294
6.000% due 6/15/2019	94,000	90,735
6.000% due 9/15/2019	43,000	42,334
6.250% due 9/15/2020 (c)	154,000	146,832
6.500% due 12/15/2020 (c)	71,000	66,985
6.750% due 12/15/2020 (c)	306,000	287,782
6.750% due 12/15/2020 (c)	95,000	91,264
6.000% due 6/15/2021 (c)	67,000	64,197
6.000% due 6/15/2021	40,000	37,537
6.000% due 6/15/2021	251,000	236,359
6.000% due 6/15/2021	381,000	381,000
6.150% due 6/15/2021	246,000	228,984
6.150% due 6/15/2021	152,000	143,292
7.000% due 6/15/2021 (c)	194,000	192,697
7.250% due 1/25/2022	805,000	889,525
5.400% due 4/25/2023 (c)	70,000	61,606

Southwestern Energy Co.
7.500% due 2/1/2018	100,000	112,420

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	16,174,000	16,477,262

Standard Chartered PLC
4.000% due 7/12/2022 (b) (e)	37,273,000	38,269,382

Stanley Black & Decker Inc.
5.750% due 12/15/2053 (b)	6,399,000	6,950,914

SunTrust Bank
5.000% due 9/1/2015	690,000	703,741

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	18,143
7.450% due 7/1/2018	130,000	151,390

Symantec Corp.
2.750% due 9/15/2015	191,000	192,747

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,427,854

Teck Resources Ltd.
5.375% due 10/1/2015	1,077,000	1,100,377

Texas Gas Transmission, LLC
4.600% due 6/1/2015	710,000	715,432

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	1,529,000	1,580,946

Transocean Inc.
6.000% due 3/15/2018	33,366,000	32,281,605
7.375% due 4/15/2018	4,933,000	4,903,402

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Unitrin, Inc.
6.000% due 11/30/2015	13,368,000	$13,852,603
6.000% due 5/15/2017	14,877,000	16,099,756

Washington Real Estate Investment Trust
5.350% due 5/1/2015	72,000	72,483

Wells Fargo & Co.
7.980% due 3/15/2018 (b) (d)	68,681,000	75,033,992

Western Power Distribution
7.250% due 12/15/2017 (e)	2,335,000	2,584,292

Western Union Co.
5.930% due 10/1/2016	30,845,000	33,004,458

Westvaco Corp.
7.650% due 3/15/2027	248,000	270,934
7.500% due 6/15/2027	626,000	680,636

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	218,107

Whirlpool Corp.
5.000% due 5/15/2015	295,000	297,238

White Mountains Re Group, Ltd.
6.375% due 3/20/2017 (e)	9,496,000	10,382,793

Wyndham Worldwide
5.750% due 2/1/2018	2,046,000	2,194,808

XL Group PLC
6.500% due 4/15/2017 (b) (d)	91,235,000	80,286,800

ZFS Finance USA Trust II
6.450% due 12/15/2065 (b) (e)	5,000,000	5,252,500

Zions Bancorporation
4.500% due 3/27/2017	1,125,000	1,181,618

Total Corporate Bonds		2,759,324,366

Federal Agency Mortgage-Backed Securities - 0.0%
Fannie Mae
7.000% due 7/1/2015, Series 53-5461F	230	231
8.000% due 9/1/2015, Series 53-5460F	576	581
6.500% due 1/1/2019, Series 76-9194F	32,358	34,211
6.000% due 10/1/2037, Series 88-8736F	175,096	192,624
6.000% due 3/1/2038, Series 25-7134F	132,709	146,011

Freddie Mac
4.500% due 5/1/2018, Series P1-0032	20,893	21,173
6.500% due 12/1/2018, Series C9-0241	23,124	26,352
6.000% due 11/1/2021, Series G1-2449	39,855	44,009
6.000% due 2/1/2022, Series G1-2758	76,831	84,441

Ginnie Mae
5.500% due 6/15/2017, Series 58-4476X	905	918
5.500% due 7/20/2018, Series 00-3411M	7,552	7,933
7.000% due 5/15/2033, Series 78-2071X	39,296	47,316
5.500% due 6/20/2038, Series 00-4163M	23,149	24,658

Total Federal Agency Mortgage-Backed Securities		630,458

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds - 2.7%
California Earthquake Authority
6.169% due 7/1/2016	590,000	$602,856

Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	9,765,000	9,988,716

City of Atlantic City NJ
4.750% due 12/15/2015	220,000	224,994

City of Cleveland OH Airport System Revenue
5.239% due 1/1/2017	440,000	449,038

City of Detroit MI Water Supply System Revenue
3.607% due 7/1/2016	325,000	325,796

City of Miami FL
6.750% due 12/1/2018	1,310,000	1,432,197

County of Reeves TX Certs. of Participation
4.250% due 12/1/2015	10,000	10,046
6.150% due 12/1/2015	1,000,000	1,023,400
7.000% due 12/1/2015	35,000	36,035
5.000% due 12/1/2016	65,000	66,602
6.000% due 12/1/2016	75,000	76,426
5.000% due 12/1/2017	45,000	46,418
6.250% due 12/1/2017	20,000	20,407
7.400% due 12/1/2017	195,000	200,593
5.625% due 12/1/2018	125,000	131,316
6.500% due 12/1/2018	125,000	127,595
7.500% due 12/1/2018	35,000	35,980
6.750% due 12/1/2019	625,000	636,244
6.125% due 12/1/2020	375,000	401,209
6.875% due 12/1/2020	370,000	377,426
6.375% due 12/1/2021	45,000	48,744
7.000% due 12/1/2021	430,000	438,751
7.700% due 12/1/2021	3,340,000	3,424,869

Fannin County TX Public Facility Corp.
2.950% due 10/1/2015	335,000	337,288
3.950% due 10/1/2016	675,000	685,847
4.600% due 10/1/2017	740,000	756,398
5.200% due 10/1/2019	515,000	528,102
5.650% due 10/1/2021	825,000	856,738

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	1,675,000	1,747,779

Guam Gov't. Waterworks Authority
1.880% due 7/1/2016	3,320,000	3,307,284
2.516% due 7/1/2017	210,000	209,126
3.061% due 7/1/2018	255,000	254,793

Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	270,000	274,412

Lancaster PA Parking Authority
5.760% due 12/1/2017	510,000	529,426

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	675,000	682,925
5.983% due 12/1/2022 (e)	8,595,000	8,943,613

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	240,000	238,771

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
New Jersey Economic Development Authority
5.000% due 6/15/2017 (e)	630,000	$639,110

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	360,000	373,327

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	18,313,081
3.875% due 2/1/2017	8,000,000	5,443,280
4.375% due 2/1/2019	12,395,000	7,687,751

San Luis AZ Facility Development Corp.
4.050% due 5/1/2016	1,005,000	1,006,859
4.650% due 5/1/2017	1,130,000	1,134,848
5.050% due 5/1/2018	780,000	789,578
5.350% due 5/1/2019	1,240,000	1,244,873
5.600% due 5/1/2020	670,000	682,000
5.700% due 5/1/2020	850,000	866,941
5.800% due 5/1/2021	1,055,000	1,075,752
5.900% due 5/1/2021	980,000	1,000,952
6.100% due 5/1/2022	1,030,000	1,045,759
6.200% due 5/1/2022	1,035,000	1,052,926

Summit County OH Development Finance Authority
6.250% due 5/15/2026	455,000	483,920

West Texas Detention Facility Corp.
3.800% due 11/1/2016	1,000,000	1,017,040
4.400% due 11/1/2017	1,195,000	1,232,451
4.700% due 11/1/2018	920,000	952,439

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028	1,530,000	1,677,875

Willacy County TX Public Facility Corp.
5.000% due 12/1/2015	1,230,000	1,248,216
6.000% due 12/1/2016	1,330,000	1,385,501
6.000% due 12/1/2017	390,000	413,049
5.600% due 12/1/2018	420,000	445,864

Total Taxable Municipal Bonds		90,691,552

Tax-Exempt Municipal Bonds - 0.2%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	5,000,000	5,051,050

Total Tax-Exempt Municipal Bonds		5,051,050

United States Government & Agency Issues - 2.2%
Federal Home Loan Banks
1.258% due 8/14/2024 (b)	44,307,692	44,389,839

U.S. Treasury Bonds
0.125% due 4/30/2015	30,000,000	30,000,000

Total United States Government & Agency Issues		74,389,839

TOTAL BONDS (COST $3,356,297,493)		3,258,132,119

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.3%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.074% (a)	61	$61

Total Money Market Funds		61

	Principal Amount
United States Government & Agency Issues - 1.3%
U.S. Treasury Bills
0.005% due 4/23/2015 (b)	30,000,000	29,999,757
0.024% due 4/30/2015 (b)	15,000,000	14,999,385

Total United States Government & Agency Issues		44,999,142

TOTAL SHORT-TERM INVESTMENTS (COST $44,999,693)		44,999,203

TOTAL INVESTMENTS - 97.9% (COST $3,401,297,186)		3,303,131,322

NET OTHER ASSETS AND LIABILITIES - 2.1%		70,014,372

NET ASSETS - 100.0%		$3,373,145,694

(a) Represents the 7-day yield at February 28, 2015.
(b) Rate shown represents the current coupon rate at February 28, 2015.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Perpetual maturity; date shown represents next contractual call date.
(e) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.

PLC: Public Limited Company
B.V.: Besloten Vennootschap is the Dutch term for a private limited liability corporation.
S.A.: Generally designates corporations in various countries, mostly those employing the civil law.

At February 28, 2015, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$3,401,377,545
Unrealized appreciation	$31,967,721
Unrealized depreciation	$(130,213,944)
Net unrealized appreciation (depreciation)	$(98,246,223)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2015

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to board oversight. The Advisor has established a valuation committee (the “Committee”). The Committee and other Advisor employees administer, implement, and oversee the fair valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s listed or exchange-traded investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Debt investments are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, at fair value is determined in good faith pursuant to procedures established by the Funds’ Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of February 28, 2015.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2015:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$127,338,187	$-	$-	$127,338,187
Short-term investments	82	-	-	82
Total Assets	$127,338,269	$-	$-	$127,338,269

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$41,355,666	$-	$-	$41,355,666
Short-term investments	74,647	-	-	74,647
Total Assets	$41,430,313	$-	$-	$41,430,313

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$3,258,132,119	$-	$3,258,132,119
Short-term investments	$61	44,999,142	-	44,999,203
Total Assets	$61	$3,303,131,261	$-	$3,303,131,322

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended February 28, 2015. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

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Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of April, 2015.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal
Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of April, 2015.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive Officer (Principal
Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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